Employee benefits (Details 4) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net defined benefit liability	$ 1,387	$ 1,452
Total Net defined benefit liability	12,620	11,246
Current net defined benefit liability	778	719
Non-current net defined benefit liability	11,842	10,527
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	6,536	5,813
Petros pension plan renegotiated [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	3,940	3,606
Petros pension plan non renegotiated [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	1,140	1,041
Petros pension plan renegotiated one [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	437	284
Petros pension plan non renegotiated one [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	378	339
Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	$ 189	$ 163